Summary of Significant Accounting Policies - Summary of Property and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2020
Machinery and Laboratory Equipment [Member]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	6 years
Furniture and Tools [Member]
Property, Plant and Equipment, Useful Life	5 years
Electronic Equipment [Member]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Estimated Useful Lives	Lesser of lease terms or estimated useful lives of the assets